CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                               CHICAGO, IL 60603


                               February 28, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


          Re: Guggenheim Defined Portfolios, Series 1161 (the "Fund")
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Ladies and Gentlemen:

      Enclosed please find a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the subject Fund. This Registration Statement is filed on February 28, 2014, on behalf of Guggenheim Funds Distributors, LLC (the "Sponsor").

      Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission (the "Commission"). Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

      No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-03763) are intended to apply not only to that series of the Fund, but to all "subsequent series" as well.

      The Fund is expected to be comprised of the following unit investment trusts: Guggenheim US SMID High Dividend Portfolio, Series 12 (the "Guggenheim US SMID High Dividend Trust") and Guggenheim US High Dividend Strategy Portfolio, Series 12 (the "Guggenheim US High Dividend Strategy Trust").

      The Guggenheim US SMID High Dividend Trust, in its operation and structure is substantially similar to portions of the prior series of Guggenheim Defined Portfolios, Series 1124, previously filed with the Commission on January 16, 2014.

      The Guggenheim US High Dividend Strategy Trust's portfolio will be selected through the application of an objective investment strategy, which will be accompanied by hypothetical past performance information that has been previously reviewed by the Commission. The most recently filed series of the Guggenheim US High Dividend Strategy Trust, which is included in portions of Guggenheim Defined Portfolios, Series 1124 (File No. 333-192456), went automatically effective on January 16, 2014. We have modified the language in the Trust's prospectus to conform with comments, if any, received from the staff of the Commission regarding previous series of the Guggenheim US High Dividend Strategy Trust and the objective investment strategies have not been materially changed from the previous series. Based upon the foregoing, it is our opinion that the subject Registration Statement does not contain disclosures which would render it ineligible to become effective pursuant to Rule 487.

      We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund as soon as practicable after the effective date of the Registration Statement. An appropriate amendment to the Registration Statement to reflect such deposit is expected to be filed with the Commission at that time pursuant to Rule 487 under the Securities Act of 1933.

      In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Eric F. Fess collect at (312) 845-3781 or Morrison C. Warren at (312) 845-3484.

                                                               Very truly yours,


                                                      /s/ Chapman and Cutler LLP
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                                                          CHAPMAN AND CUTLER LLP